Taxes (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Provision for doubtful accounts	$ 37,042	$ 5,571
Depreciation and amortization	50,374	15,800
Total deferred tax assets	$ 87,416	$ 21,371